SEPARATE ACCOUNT NO. 45

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 45

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account No. 45 indicated in the table below as of December 31, 2024, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account No. 45 as of December 31, 2024, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

1290 VT GAMCO MERGERS & ACQUISITIONS	EQ/INTERMEDIATE GOVERNMENT BOND
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INTERNATIONAL CORE MANAGED VOLATILITY
1290 VT SMARTBETA EQUITY ESG	EQ/INTERNATIONAL EQUITY INDEX
1290 VT SOCIALLY RESPONSIBLE	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY
EQ/400 MANAGED VOLATILITY	EQ/JANUS ENTERPRISE
EQ/2000 MANAGED VOLATILITY	EQ/LARGE CAP CORE MANAGED VOLATILITY
EQ/AB SHORT DURATION GOVERNMENT BOND	EQ/LARGE CAP GROWTH INDEX
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP GROWTH MANAGED VOLATILITY
EQ/AGGRESSIVE ALLOCATION	EQ/LARGE CAP VALUE INDEX
EQ/AGGRESSIVE GROWTH STRATEGY	EQ/LARGE CAP VALUE MANAGED VOLATILITY
EQ/BALANCED STRATEGY	EQ/MID CAP INDEX
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/COMMON STOCK INDEX	EQ/MODERATE ALLOCATION
EQ/CONSERVATIVE ALLOCATION	EQ/MODERATE-PLUS ALLOCATION
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MONEY MARKET
EQ/CORE BOND INDEX	EQ/QUALITY BOND PLUS
EQ/EQUITY 500 INDEX	EQ/SMALL COMPANY INDEX
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	MULTIMANAGER TECHNOLOGY
EQ/GLOBAL EQUITY MANAGED VOLATILITY

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 45 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 45 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account No. 45 since 1995.

FSA-2

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,164,543	$24,866,154	$3,953,181	$2,343,684	$5,557,613	$8,019,237
Receivable for shares of the Portfolios sold	121	40,197	153	95	220	307
Receivable for policy-related transactions	—	—	—	—	—	790

Total assets	3,164,664	24,906,351	3,953,334	2,343,779	5,557,833	8,020,334

Liabilities:
Payable for policy-related transactions	128	39,877	152	95	220	—

Total liabilities	128	39,877	152	95	220	—

Net Assets	$3,164,536	$24,866,474	$3,953,182	$2,343,684	$5,557,613	$8,020,334

Net Assets:
Accumulation unit values	$3,158,370	$24,789,691	$3,952,833	$2,296,047	$5,503,596	$7,976,929
Retained by Equitable Financial in Separate Account No. 45	6,166	76,783	349	47,637	54,017	43,405

Total Net Assets	$3,164,536	$24,866,474	$3,953,182	$2,343,684	$5,557,613	$8,020,334

Investments in shares of the Portfolios, at cost	$3,022,637	$23,211,453	$3,463,997	$1,822,325	$5,172,844	$7,316,246

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-3

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$9,119,922	$37,643,591	$15,471,188	$4,702,535	$17,412,587	$3,696,052
Receivable for shares of the Portfolios sold	346	—	1,532	182	673	137
Receivable for policy-related transactions	—	20,187	—	—	—	—

Total assets	9,120,268	37,663,778	15,472,720	4,702,717	17,413,260	3,696,189

Liabilities:
Payable for shares of the Portfolios purchased	—	20,187	—	—	—	—
Payable for policy-related transactions	346	—	1,062	614	670	137

Total liabilities	346	20,187	1,062	614	670	137

Net Assets	$9,119,922	$37,643,591	$15,471,658	$4,702,103	$17,412,590	$3,696,052

Net Assets:
Accumulation unit values	$9,116,943	$37,595,465	$15,436,090	$4,701,065	$17,411,379	$3,694,593
Retained by Equitable Financial in Separate Account No. 45	2,979	48,126	35,568	1,038	1,211	1,459

Total Net Assets	$9,119,922	$37,643,591	$15,471,658	$4,702,103	$17,412,590	$3,696,052

Investments in shares of the Portfolios, at cost	$9,032,588	$33,552,329	$13,895,839	$4,104,168	$16,393,807	$2,748,633

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-4

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$192,855,620	$20,970,014	$21,751,058	$34,195,687	$86,675,766	$1,344,227
Receivable for shares of the Portfolios sold	—	805	803	—	3,300	50
Receivable for policy-related transactions	48,176	—	—	60,755	—	—

Total assets	192,903,796	20,970,819	21,751,861	34,256,442	86,679,066	1,344,277

Liabilities:
Payable for shares of the Portfolios purchased	48,014	—	—	17,461	—	—
Payable for policy-related transactions	—	759	792	—	2,427	49

Total liabilities	48,014	759	792	17,461	2427	49

Net Assets	$192,855,782	$20,970,060	$21,751,069	$34,238,981	$86,676,639	$1,344,228

Net Assets:
Accumulation unit values	$192,727,724	$20,959,383	$21,739,610	$34,165,791	86,491,370	$1,343,870
Retained by Equitable Financial in Separate Account No. 45	128,058	10,677	11,459	73,190	185,269	358

Total Net Assets	$192,855,782	$20,970,060	$21,751,069	$34,238,981	$86,676,639	$1,344,228

Investments in shares of the Portfolios, at cost	$155,002,950	$20,861,373	$21,389,832	$34,130,564	$63,573,107	$1,305,660

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Assets:
Investments in shares of the Portfolios, at fair value	$26,882,146	$12,349,584	$11,386,005	$28,607,867	$11,729,992	$9,660,851
Receivable for shares of the Portfolios sold	40,972	506	437	—	—	39,229
Receivable for policy-related transactions	—	—	6,811	800	21,736	—

Total assets	26,923,118	12,350,090	11,393,253	28,608,667	11,751,728	9,700,080

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	841	21,736	—
Payable for policy-related transactions	83,284	3,420	—	—	—	52,248

Total liabilities	83,284	3,420	—	841	21,736	52,248

Net Assets	$26,839,834	$12,346,670	$11,393,253	$28,607,826	$11,729,992	$9,647,832

Net Assets:
Accumulation unit values	$26,839,834	$12,330,309	$11,365,060	$28,585,689	$11,682,200	$9,647,832
Retained by Equitable Financial in Separate Account No. 45	—	16,361	28,193	22,137	47,792	—

Total Net Assets	$26,839,834	$12,346,670	$11,393,253	$28,607,826	$11,729,992	$9,647,832

Investments in shares of the Portfolios, at cost	$25,536,996	$12,453,497	$11,326,470	$26,721,978	$11,984,730	$9,156,359

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$44,118,876	$66,720,648	$146,091,486	$9,973,003	$152,712,354	$24,755,918
Receivable for shares of the Portfolios sold	44,130	—	—	380	—	1,946
Receivable for policy-related transactions	—	62,017	46,965	—	611,340	—

Total assets	44,163,006	66,782,665	146,138,451	9,973,383	153,323,694	24,757,864

Liabilities:
Payable for shares of the Portfolios purchased	—	2,205	24,794	—	56,577	—
Payable for policy-related transactions	43,692	—	—	376	—	1,978

Total liabilities	43,692	2,205	24,794	376	56,577	1,978

Net Assets	$44,119,314	$66,780,460	$146,113,657	$9,973,007	$153,267,117	$24,755,886

Net Assets:
Accumulation unit values	$43,977,095	$66,527,947	$145,959,101	$9,964,075	$152,645,748	$24,722,143
Retained by Equitable Financial in Separate Account No. 45	142,219	252,513	154,556	8,932	621,369	33,743

Total Net Assets	$44,119,314	$66,780,460	$146,113,657	$9,973,007	$153,267,117	$24,755,886

Investments in shares of the Portfolios, at cost	$42,031,744	$47,709,205	$119,064,142	$9,093,839	$145,519,853	$22,544,899

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$39,902,004	$92,910,210	$51,419,550	$19,334,110	$15,320,660	$11,942,226
Receivable for shares of the Portfolios sold	3,012	—	1,982	—	594	457
Receivable for policy-related transactions	—	—	—	148,873	—	16,667

Total assets	39,905,016	92,910,210	51,421,532	19,482,983	15,321,254	11,959,350

Liabilities:
Payable for shares of the Portfolios purchased	—	1,078	—	148,873	—	—
Payable for policy-related transactions	2,740	74,359	1,014	—	594	—

Total liabilities	2,740	75,437	1,014	148,873	594	—

Net Assets	$39,902,276	$92,834,773	$51,420,518	$19,334,110	$15,320,660	$11,959,350

Net Assets:
Accumulation unit values	$39,848,862	$92,819,268	$51,399,652	$19,323,668	$15,298,191	$11,925,801
Retained by Equitable Financial in Separate Account No. 45	53,414	15,505	20,866	10,442	22,469	33,549

Total Net Assets	$39,902,276	$92,834,773	$51,420,518	$19,334,110	$15,320,660	$11,959,350

Investments in shares of the Portfolios, at cost	$39,363,597	$89,800,500	$48,502,759	$19,337,494	$15,567,357	$10,824,649

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-8

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

MULTIMANAGER TECHNOLOGY*
Assets:
Investments in shares of the Portfolios, at fair value	$32,863,338
Receivable for shares of the Portfolios sold	25,179

Total assets	32,888,517

Liabilities:
Payable for policy-related transactions	24,254

Total liabilities	24,254

Net Assets	$32,864,263

Net Assets:
Accumulation unit values	$32,783,960
Retained by Equitable Financial in Separate Account No. 45	80,303

Total Net Assets	$32,864,263

Investments in shares of the Portfolios, at cost	$26,316,884

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-9

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)
1290 VT GAMCO MERGERS & ACQUISITIONS	IB	255

1290 VT GAMCO SMALL COMPANY VALUE	IB	344

1290 VT SMARTBETA EQUITY ESG	IB	212

1290 VT SOCIALLY RESPONSIBLE	IB	103

EQ/400 MANAGED VOLATILITY	IB	240

EQ/2000 MANAGED VOLATILITY	IB	409

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	931

EQ/AGGRESSIVE ALLOCATION	IB	2,519

EQ/AB SMALL CAP GROWTH	IB	1,486

EQ/AGGRESSIVE GROWTH STRATEGY	IB	271

EQ/BALANCED STRATEGY	IB	1,102

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	301

EQ/COMMON STOCK INDEX	IA	527

EQ/COMMON STOCK INDEX	IB	3,404

EQ/CONSERVATIVE ALLOCATION	IB	2,577

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	2,649

EQ/CORE BOND INDEX	IB	3,712

EQ/EQUITY 500 INDEX	IB	1,028

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	95

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	1,674

EQ/INTERMEDIATE GOVERNMENT BOND	IA	27

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1,283

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	1,074

EQ/INTERNATIONAL EQUITY INDEX	IA	275

EQ/INTERNATIONAL EQUITY INDEX	IB	2,389

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	922

EQ/JANUS ENTERPRISE	IB	457

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	4,047

EQ/LARGE CAP GROWTH INDEX	IB	2,533

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	4,333

EQ/LARGE CAP VALUE INDEX	IB	944

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	8,420

EQ/MID CAP INDEX	IB	1,545

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2,525

EQ/MODERATE ALLOCATION	IA	813

EQ/MODERATE ALLOCATION	IB	6,969

EQ/MODERATE-PLUS ALLOCATION	IB	5,396

The accompanying notes are an integral part of these financial statements.

FSA-10

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)

EQ/MONEY MARKET	IA	2,761

EQ/MONEY MARKET	IB	16,569

EQ/QUALITY BOND PLUS	IB	2,020

EQ/SMALL COMPANY INDEX	IB	1,042

MULTIMANAGER TECHNOLOGY	IB	901

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO MERGERS & ACQUISITIONS	0.50%	IB	$ 22.10	—
1290 VT GAMCO MERGERS & ACQUISITIONS	1.15%	IB	$ 19.43	40
1290 VT GAMCO MERGERS & ACQUISITIONS	1.35%	IB	$ 18.67	56
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$ 17.94	60
1290 VT GAMCO MERGERS & ACQUISITIONS	1.60%	IB	$ 17.76	11
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$ 17.41	3

1290 VT GAMCO SMALL COMPANY VALUE	1.15%	IB	$124.87	48
1290 VT GAMCO SMALL COMPANY VALUE	1.35%	IB	$115.99	72
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$107.73	72
1290 VT GAMCO SMALL COMPANY VALUE	1.60%	IB	$105.75	25
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$101.91	—

1290 VT SMARTBETA EQUITY ESG	1.15%	IB	$ 16.18	55
1290 VT SMARTBETA EQUITY ESG	1.35%	IB	$ 16.03	84
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$ 15.89	74
1290 VT SMARTBETA EQUITY ESG	1.60%	IB	$ 15.85	35

1290 VT SOCIALLY RESPONSIBLE	1.15%	IB	$ 37.69	6
1290 VT SOCIALLY RESPONSIBLE	1.35%	IB	$ 35.80	18
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$ 34.00	31
1290 VT SOCIALLY RESPONSIBLE	1.60%	IB	$ 33.57	12

EQ/400 MANAGED VOLATILITY	1.15%	IB	$ 24.41	34
EQ/400 MANAGED VOLATILITY	1.35%	IB	$ 23.84	65
EQ/400 MANAGED VOLATILITY	1.55%	IB	$ 23.29	101
EQ/400 MANAGED VOLATILITY	1.60%	IB	$ 23.15	33

EQ/2000 MANAGED VOLATILITY	0.50%	IB	$ 22.86	—
EQ/2000 MANAGED VOLATILITY	1.15%	IB	$ 21.18	84
EQ/2000 MANAGED VOLATILITY	1.35%	IB	$ 20.69	145
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$ 20.20	106
EQ/2000 MANAGED VOLATILITY	1.60%	IB	$ 20.08	50
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$ 19.85	2

EQ/AB SHORT DURATION GOVERNMENT BOND	1.15%	IB	$ 9.63	264
EQ/AB SHORT DURATION GOVERNMENT BOND	1.35%	IB	$ 9.41	318
EQ/AB SHORT DURATION GOVERNMENT BOND	1.55%	IB	$ 9.19	283
EQ/AB SHORT DURATION GOVERNMENT BOND	1.60%	IB	$ 9.14	103
EQ/AB SHORT DURATION GOVERNMENT BOND	1.70%	IB	$ 9.03	5

The accompanying notes are an integral part of these financial statements.

FSA-11

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/AB SMALL CAP GROWTH	1.15%	IB	$ 67.18	108
EQ/AB SMALL CAP GROWTH	1.15%	IB	$ 69.61	18
EQ/AB SMALL CAP GROWTH	1.35%	IB	$ 63.52	170
EQ/AB SMALL CAP GROWTH	1.55%	IB	$ 60.05	242
EQ/AB SMALL CAP GROWTH	1.60%	IB	$ 59.21	62
EQ/AB SMALL CAP GROWTH	1.70%	IB	$ 57.57	1

EQ/AGGRESSIVE ALLOCATION	1.15%	IB	$ 30.05	156
EQ/AGGRESSIVE ALLOCATION	1.35%	IB	$ 28.80	110
EQ/AGGRESSIVE ALLOCATION	1.55%	IB	$ 27.61	199
EQ/AGGRESSIVE ALLOCATION	1.60%	IB	$ 27.32	73
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$ 29.60	3

EQ/AGGRESSIVE GROWTH STRATEGY	1.15%	IB	$ 14.86	62
EQ/AGGRESSIVE GROWTH STRATEGY	1.35%	IB	$ 14.73	117
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$ 14.59	103
EQ/AGGRESSIVE GROWTH STRATEGY	1.60%	IB	$ 14.55	38

EQ/BALANCED STRATEGY	1.15%	IB	$ 10.29	375
EQ/BALANCED STRATEGY	1.35%	IB	$ 10.22	579
EQ/BALANCED STRATEGY	1.55%	IB	$ 10.14	546
EQ/BALANCED STRATEGY	1.60%	IB	$ 10.13	208

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.15%	IB	$ 34.06	37
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.35%	IB	$ 32.82	42
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$ 31.63	20
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.60%	IB	$ 31.33	14

EQ/COMMON STOCK INDEX	1.15%	IA	$547.73	48
EQ/COMMON STOCK INDEX	1.15%	IB	$527.19	87
EQ/COMMON STOCK INDEX	1.35%	IB	$477.46	155
EQ/COMMON STOCK INDEX	1.55%	IB	$864.70	35
EQ/COMMON STOCK INDEX	1.60%	IB	$843.50	19
EQ/COMMON STOCK INDEX	1.70%	IB	$802.66	—

EQ/CONSERVATIVE ALLOCATION	1.15%	IB	$ 14.23	415
EQ/CONSERVATIVE ALLOCATION	1.35%	IB	$ 13.64	388
EQ/CONSERVATIVE ALLOCATION	1.55%	IB	$ 13.07	514
EQ/CONSERVATIVE ALLOCATION	1.60%	IB	$ 12.93	235

EQ/CONSERVATIVE-PLUS ALLOCATION	1.15%	IB	$ 17.59	487
EQ/CONSERVATIVE-PLUS ALLOCATION	1.35%	IB	$ 16.87	334
EQ/CONSERVATIVE-PLUS ALLOCATION	1.55%	IB	$ 16.17	307
EQ/CONSERVATIVE-PLUS ALLOCATION	1.60%	IB	$ 16.00	161
EQ/CONSERVATIVE-PLUS ALLOCATION	1.70%	IB	$ 16.66	—

EQ/CORE BOND INDEX	0.50%	IB	$ 17.55	1
EQ/CORE BOND INDEX	1.15%	IB	$ 14.71	508
EQ/CORE BOND INDEX	1.35%	IB	$ 13.92	752
EQ/CORE BOND INDEX	1.55%	IB	$ 13.18	902
EQ/CORE BOND INDEX	1.60%	IB	$ 13.00	330
EQ/CORE BOND INDEX	1.70%	IB	$ 12.65	1

EQ/EQUITY 500 INDEX	1.15%	IB	$132.84	143
EQ/EQUITY 500 INDEX	1.35%	IB	$124.79	302
EQ/EQUITY 500 INDEX	1.55%	IB	$117.23	187
EQ/EQUITY 500 INDEX	1.60%	IB	$115.40	69
EQ/EQUITY 500 INDEX	1.70%	IB	$111.85	1

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 25.31	19
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 24.39	14
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 23.50	9
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 23.28	13
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 22.85	—

EQ/GLOBAL EQUITY MANAGED VOLATILITY	0.50%	IB	$ 48.38	—
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.15%	IB	$ 40.43	125
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.35%	IB	$ 38.25	274
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$ 36.19	214
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.60%	IB	$ 35.69	99
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$ 34.71	1

EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IA	$ 21.03	12
EQ/INTERMEDIATE GOVERNMENT BOND	0.50%	IB	$ 25.30	—
EQ/INTERMEDIATE GOVERNMENT BOND	1.15%	IB	$ 20.27	51
EQ/INTERMEDIATE GOVERNMENT BOND	1.35%	IB	$ 18.93	121
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$ 17.68	251
EQ/INTERMEDIATE GOVERNMENT BOND	1.60%	IB	$ 17.38	241
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$ 16.80	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	0.50%	IB	$ 22.11	—
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.15%	IB	$ 18.68	150
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.35%	IB	$ 17.74	204
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$ 16.84	229
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.60%	IB	$ 16.62	65

EQ/INTERNATIONAL EQUITY INDEX	1.15%	IA	$ 21.88	137
EQ/INTERNATIONAL EQUITY INDEX	0.50%	IB	$ 25.60	1
EQ/INTERNATIONAL EQUITY INDEX	1.15%	IB	$ 21.07	196
EQ/INTERNATIONAL EQUITY INDEX	1.35%	IB	$ 19.83	510
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IB	$ 18.67	438
EQ/INTERNATIONAL EQUITY INDEX	1.60%	IB	$ 18.39	167
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IB	$ 17.85	4

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.15%	IB	$ 26.42	90
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.35%	IB	$ 24.98	176
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$ 23.61	148
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.60%	IB	$ 23.28	61

EQ/JANUS ENTERPRISE	1.15%	IB	$ 48.19	46
EQ/JANUS ENTERPRISE	1.35%	IB	$ 46.31	74
EQ/JANUS ENTERPRISE	1.55%	IB	$ 44.50	73
EQ/JANUS ENTERPRISE	1.60%	IB	$ 44.05	15
EQ/JANUS ENTERPRISE	1.70%	IB	$ 43.18	1

EQ/LARGE CAP CORE MANAGED VOLATILITY	0.50%	IB	$ 47.59	—
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.15%	IB	$ 40.13	238
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.35%	IB	$ 38.07	451
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$ 36.12	346
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.60%	IB	$ 35.64	133

EQ/LARGE CAP GROWTH INDEX	1.15%	IB	$ 50.57	178
EQ/LARGE CAP GROWTH INDEX	1.35%	IB	$ 48.01	543
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$ 45.57	486
EQ/LARGE CAP GROWTH INDEX	1.60%	IB	$ 44.98	205
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$ 43.83	3

The accompanying notes are an integral part of these financial statements.

FSA-13

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.15%	IB	$ 86.08	468
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.35%	IB	$ 81.39	703
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$ 76.94	433
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.60%	IB	$ 75.87	198
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$ 73.77	2

EQ/LARGE CAP VALUE INDEX	1.15%	IB	$ 18.45	124
EQ/LARGE CAP VALUE INDEX	1.35%	IB	$ 18.01	202
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$ 17.07	177
EQ/LARGE CAP VALUE INDEX	1.60%	IB	$ 16.90	56
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$ 16.58	3

EQ/LARGE CAP VALUE MANAGED VOLATILITY	0.50%	IB	$ 45.94	—
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 20.19	1,312
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 20.46	484
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 36.44	1,443
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 34.49	1,299
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 34.02	545
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 33.10	8

EQ/MID CAP INDEX	0.50%	IB	$ 45.32	—
EQ/MID CAP INDEX	1.15%	IB	$ 38.64	136
EQ/MID CAP INDEX	1.35%	IB	$ 36.78	210
EQ/MID CAP INDEX	1.55%	IB	$ 35.01	252
EQ/MID CAP INDEX	1.60%	IB	$ 34.58	84
EQ/MID CAP INDEX	1.70%	IB	$ 33.73	2

EQ/MID CAP VALUE MANAGED VOLATILITY	1.15%	IB	$ 46.06	196
EQ/MID CAP VALUE MANAGED VOLATILITY	1.35%	IB	$ 43.55	242
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 41.17	364
EQ/MID CAP VALUE MANAGED VOLATILITY	1.60%	IB	$ 40.60	126
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 39.47	4

EQ/MODERATE ALLOCATION	1.15%	IA	$ 90.70	108
EQ/MODERATE ALLOCATION	0.50%	IB	$109.70	—
EQ/MODERATE ALLOCATION	1.15%	IB	$ 84.99	177
EQ/MODERATE ALLOCATION	1.35%	IB	$ 78.54	376
EQ/MODERATE ALLOCATION	1.55%	IB	$ 72.57	381
EQ/MODERATE ALLOCATION	1.60%	IB	$ 71.15	150
EQ/MODERATE ALLOCATION	1.70%	IB	$ 68.40	1

EQ/MODERATE-PLUS ALLOCATION	1.15%	IB	$ 24.88	524
EQ/MODERATE-PLUS ALLOCATION	1.35%	IB	$ 23.85	605
EQ/MODERATE-PLUS ALLOCATION	1.55%	IB	$ 22.86	758
EQ/MODERATE-PLUS ALLOCATION	1.60%	IB	$ 22.62	288
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$ 24.46	4

EQ/MONEY MARKET	1.15%	IA	$ 31.78	87
EQ/MONEY MARKET	0.00%	IB	$ 50.89	5
EQ/MONEY MARKET	0.50%	IB	$ 40.93	—
EQ/MONEY MARKET	1.15%	IB	$ 30.79	117
EQ/MONEY MARKET	1.35%	IB	$ 28.19	171
EQ/MONEY MARKET	1.55%	IB	$ 25.81	161
EQ/MONEY MARKET	1.60%	IB	$ 25.25	147
EQ/MONEY MARKET	1.70%	IB	$ 24.16	1

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/QUALITY BOND PLUS	0.50%	IB	$ 20.72	—
EQ/QUALITY BOND PLUS	1.15%	IB	$ 16.88	188
EQ/QUALITY BOND PLUS	1.35%	IB	$ 15.85	318
EQ/QUALITY BOND PLUS	1.55%	IB	$ 14.87	357
EQ/QUALITY BOND PLUS	1.60%	IB	$ 14.64	121
EQ/QUALITY BOND PLUS	1.70%	IB	$ 14.18	—

EQ/SMALL COMPANY INDEX	1.15%	IB	$ 48.55	48
EQ/SMALL COMPANY INDEX	1.35%	IB	$ 45.96	110
EQ/SMALL COMPANY INDEX	1.55%	IB	$ 43.51	77
EQ/SMALL COMPANY INDEX	1.60%	IB	$ 42.92	27
EQ/SMALL COMPANY INDEX	1.70%	IB	$ 41.76	1

MULTIMANAGER TECHNOLOGY	0.50%	IB	$ 97.52	—
MULTIMANAGER TECHNOLOGY	1.15%	IB	$ 83.87	69
MULTIMANAGER TECHNOLOGY	1.35%	IB	$ 80.06	107
MULTIMANAGER TECHNOLOGY	1.55%	IB	$ 76.41	192
MULTIMANAGER TECHNOLOGY	1.60%	IB	$ 75.52	51
MULTIMANAGER TECHNOLOGY	1.70%	IB	$ 73.78	—

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a “—”.

FSA-15

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	EQ/400 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$57,514	$147,624	$35,864	$10,227	$58,992	$116,562
Expenses:
Asset-based charges	44,408	365,746	54,640	34,329	86,064	120,492

Net Investment Income (Loss)	13,106	(218,122)	(18,776)	(24,102)	(27,072)	(3,930)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	22,537	535,098	103,807	73,546	211,645	326,324
Net realized gain distribution from the Portfolios	136,553	1,850,484	236,582	105,594	496,381	545,743

Net realized gain (loss)	159,090	2,385,582	340,389	179,140	708,026	872,067

Net change in unrealized appreciation (depreciation) of investments	58,287	296,293	202,200	261,989	(51,581)	(107,978)

Net Realized and Unrealized Gain (Loss) on Investments	217,377	2,681,875	542,589	441,129	656,445	764,089

Net Increase (Decrease) in Net Assets Resulting from Operations	$230,483	$2,463,753	$523,813	$417,027	$629,373	$760,159

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AGGRESSIVE ALLOCATION*	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/BALANCED STRATEGY*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$329,317	$106,671	$328,238	$104,230	$458,531	$10,302
Expenses:
Asset-based charges	133,815	550,137	216,854	66,106	249,051	44,627

Net Investment Income (Loss)	195,502	(443,466)	111,384	38,124	209,480	(34,325)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	46,849	1,091,068	215,763	74,335	288,304	80,290
Net realized gain distribution from the Portfolios	—	3,576,477	809,973	169,653	734,312	—

Net realized gain (loss)	46,849	4,667,545	1,025,736	243,988	1,022,616	80,290

Net change in unrealized appreciation (depreciation) of investments	36,508	256,310	610,703	260,578	58,824	547,737

Net Realized and Unrealized Gain (Loss) on Investments	83,357	4,923,855	1,636,439	504,566	1,081,440	628,027

Net Increase (Decrease) in Net Assets Resulting from Operations	$278,859	$4,480,389	$1,747,823	$542,690	$1,290,920	$593,702

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE BOND INDEX*	EQ/EQUITY 500 INDEX*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,413,032	$645,159	$595,848	$859,702	$716,535	$12,383
Expenses:
Asset-based charges	2,563,884	315,621	331,788	503,598	1,185,173	17,293

Net Investment Income (Loss)	(1,150,852)	329,538	264,060	356,104	(468,638)	(4,910)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	6,046,248	182,497	383,037	104,640	3,560,510	49,090
Net realized gain distribution from the Portfolios	12,598,305	400,893	885,720	—	1,742,052	88,570

Net realized gain (loss)	18,644,553	583,390	1,268,757	104,640	5,302,562	137,660

Net change in unrealized appreciation (depreciation) of investments	19,398,743	(198,407)	(154,694)	(68,916)	12,310,813	(43,937)

Net Realized and Unrealized Gain (Loss) on Investments	38,043,296	384,983	1,114,063	35,724	17,613,375	93,723

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,892,444	$714,521	$1,378,123	$391,828	$17,144,737	$88,813

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/JANUS ENTERPRISE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$343,084	$314,673	$258,776	$885,432	$290,453	$1,249
Expenses:
Asset-based charges	407,604	196,037	176,234	433,879	178,190	138,671

Net Investment Income (Loss)	(64,520)	118,636	82,542	451,553	112,263	(137,422)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	817,126	142	223,325	529,736	135,886	129,047
Net realized gain distribution from the Portfolios	2,903,832	—	574,018	—	659,368	752,566

Net realized gain (loss)	3,720,958	142	797,343	529,736	795,254	881,613

Net change in unrealized appreciation (depreciation) of investments	(590,366)	(617)	(588,138)	148,249	(877,318)	416,512

Net Realized and Unrealized Gain (Loss) on Investments	3,130,592	(475)	209,205	677,985	(82,064)	1,298,125

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,066,072	$118,161	$291,747	$1,129,538	$30,199	$1,160,703

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$426,166	$22,998	$465,689	$145,249	$2,385,196	$212,804
Expenses:
Asset-based charges	626,313	933,893	1,960,664	144,153	2,257,640	360,985

Net Investment Income (Loss)	(200,147)	(910,895)	(1,494,975)	1,096	127,556	(148,181)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,319,631	3,736,467	5,668,273	222,549	3,389,026	575,776
Net realized gain distribution from the Portfolios	7,721,011	4,594,269	17,019,086	516,349	14,284,347	1,563,703

Net realized gain (loss)	9,040,642	8,330,736	22,687,359	738,898	17,673,373	2,139,479

Net change in unrealized appreciation (depreciation) of investments	(68,331)	9,619,627	14,047,481	422,797	1,322,074	761,429

Net Realized and Unrealized Gain (Loss) on Investments	8,972,311	17,950,363	36,734,840	1,161,695	18,995,447	2,900,908

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,772,164	$17,039,468	$35,239,865	$1,162,791	$19,123,003	$2,752,727

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$550,964	$2,490,048	$1,235,949	$1,005,176	$469,057	$151,768
Expenses:
Asset-based charges	590,108	1,371,891	758,973	299,064	227,790	172,647

Net Investment Income (Loss)	(39,144)	1,118,157	476,976	706,112	241,267	(20,879)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	606,280	1,255,406	872,691	2,032	1,611	271,942
Net realized gain distribution from the Portfolios	4,392,657	3,759,370	2,894,927	3,760	—	730,586

Net realized gain (loss)	4,998,937	5,014,776	3,767,618	5,792	1,611	1,002,528

Net change in unrealized appreciation (depreciation) of investments	(992,612)	31,454	526,250	(3,384)	(201,778)	136,283

Net Realized and Unrealized Gain (Loss) on Investments	4,006,325	5,046,230	4,293,868	2,408	(200,167)	1,138,811

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,967,181	$6,164,387	$4,770,844	$708,520	$41,100	$1,117,932

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2024

MULTIMANAGER TECHNOLOGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—
Expenses:
Asset-based charges	481,071

Net Investment Income (Loss)	(481,071)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,305,227
Net realized gain distribution from the Portfolios	3,873,269

Net realized gain (loss)	6,178,496

Net change in unrealized appreciation (depreciation) of investments	1,492,638

Net Realized and Unrealized Gain (Loss) on Investments	7,671,134

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,190,063

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT SMARTBETA EQUITY ESG*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$13,106	$11,364	$(218,122)	$(199,379)	$(18,776)	$(3,846)
Net realized gain (loss)	159,090	(85,889)	2,385,582	4,295,223	340,389	485,740
Net change in unrealized appreciation (depreciation) of investments	58,287	321,358	296,293	463,590	202,200	28,193

Net increase (decrease) in net assets resulting from operations	230,483	246,833	2,463,753	4,559,434	523,813	510,087

From Contractowners Transactions:
Payments received from contractowners	(1)	26,345	18,818	120,096	1,314	13,730
Transfers between Variable Investment Options including guaranteed interest account, net	(13,038)	(298,915)	(648,560)	(170,234)	(9,339)	(165,980)
Redemptions for contract benefits and terminations	(216,371)	(296,073)	(3,941,721)	(1,956,697)	(318,017)	(241,079)
Contract maintenance charges	(13,036)	(13,910)	(85,797)	(91,370)	(12,919)	(14,367)

Net increase (decrease) in net assets resulting from contractowners transactions	(242,446)	(582,553)	(4,657,260)	(2,098,205)	(338,961)	(407,696)

Net Increase (Decrease) in Net Assets	(11,963)	(335,720)	(2,193,507)	2,461,229	184,852	102,391
Net Assets — Beginning of Year	3,176,499	3,512,219	27,059,981	24,598,752	3,768,330	3,665,939

Net Assets — End of Year	$3,164,536	$3,176,499	$24,866,474	$27,059,981	$3,953,182	$3,768,330

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SOCIALLY RESPONSIBLE*		EQ/400 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(24,102)	$(14,046)	$(27,072)	$(20,439)	$(3,930)	$(11,528)
Net realized gain (loss)	179,140	166,236	708,026	(229,417)	872,067	(1,408,607)
Net change in unrealized appreciation (depreciation) of investments	261,989	306,559	(51,581)	1,075,008	(107,978)	2,569,737

Net increase (decrease) in net assets resulting from operations	417,027	458,749	629,373	825,152	760,159	1,149,602

From Contractowners Transactions:
Payments received from contractowners	—	25,270	10,440	13,771	(834)	8,203
Transfers between Variable Investment Options including guaranteed interest account, net	(175,565)	7,302	(462,215)	(286,631)	(728,771)	352,933
Redemptions for contract benefits and terminations	(112,273)	(95,098)	(1,049,152)	(550,542)	(934,245)	(1,119,325)
Contract maintenance charges	(4,936)	(4,696)	(18,573)	(22,050)	(34,137)	(34,789)

Net increase (decrease) in net assets resulting from contractowners transactions	(292,774)	(67,222)	(1,519,500)	(845,452)	(1,697,987)	(792,978)

Net Increase (Decrease) in Net Assets	124,253	391,527	(890,127)	(20,300)	(937,828)	356,624
Net Assets — Beginning of Year	2,219,431	1,827,904	6,447,740	6,468,040	8,958,162	8,601,538

Net Assets — End of Year	$2,343,684	$2,219,431	$5,557,613	$6,447,740	$8,020,334	$8,958,162

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SHORT DURATION GOVERNMENT BOND*		EQ/AB SMALL CAP GROWTH*		EQ/AGGRESSIVE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$195,502	$109,176	$(443,466)	$(414,001)	$111,384	$(11,994)
Net realized gain (loss)	46,849	(166,237)	4,667,545	(11,379,529)	1,025,736	(2,526,426)
Net change in unrealized appreciation (depreciation) of investments	36,508	330,398	256,310	17,269,937	610,703	4,803,900

Net increase (decrease) in net assets resulting from operations	278,859	273,337	4,480,389	5,476,407	1,747,823	2,265,480

From Contractowners Transactions:
Payments received from contractowners	99,428	247,741	108,535	149,073	63,696	(1,663)
Transfers between Variable Investment Options including guaranteed interest account, net	821,271	(85,456)	(105,235)	185,966	(58,193)	(263,369)
Redemptions for contract benefits and terminations	(1,547,334)	(822,110)	(5,025,850)	(3,151,617)	(1,034,682)	(1,546,650)
Contract maintenance charges	(51,580)	(54,806)	(120,201)	(128,759)	(54,978)	(58,357)

Net increase (decrease) in net assets resulting from contractowners transactions	(678,215)	(714,631)	(5,142,751)	(2,945,337)	(1,084,157)	(1,870,039)

Net Increase (Decrease) in Net Assets	(399,356)	(441,294)	(662,362)	2,531,070	663,666	395,441
Net Assets — Beginning of Year	9,519,278	9,960,572	38,305,953	35,774,883	14,807,992	14,412,551

Net Assets — End of Year	$9,119,922	$9,519,278	$37,643,591	$38,305,953	$15,471,658	$14,807,992

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-25

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/BALANCED STRATEGY*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$38,124	$(4,898)	$209,480	$18,609	$(34,325)	$(23,523)
Net realized gain (loss)	243,988	(777,787)	1,022,616	(3,269,486)	80,290	(62,626)
Net change in unrealized appreciation (depreciation) of investments	260,578	1,466,073	58,824	5,108,935	547,737	715,682

Net increase (decrease) in net assets resulting from operations	542,690	683,388	1,290,920	1,858,058	593,702	629,533

From Contractowners Transactions:
Payments received from contractowners	77,741	610,329	113,977	624,749	166	(1,908)
Transfers between Variable Investment Options including guaranteed interest account, net	346,794	(391,828)	798,549	(33,672)	268,932	(53,068)
Redemptions for contract benefits and terminations	(597,839)	(839,575)	(2,166,633)	(1,700,178)	(283,753)	(540,467)
Contract maintenance charges	(85,511)	(91,253)	(64,351)	(68,079)	(9,306)	(10,928)

Net increase (decrease) in net assets resulting from contractowners transactions	(258,815)	(712,327)	(1,318,458)	(1,177,180)	(23,961)	(606,371)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	(78,927)	78,989	—	—	—	—

Net Increase (Decrease) in Net Assets	204,948	50,050	(27,538)	680,878	569,741	23,162
Net Assets — Beginning of Year	4,497,155	4,447,105	17,440,128	16,759,250	3,126,311	3,103,149

Net Assets — End of Year	$4,702,103	$4,497,155	$17,412,590	$17,440,128	$3,696,052	$3,126,311

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-26

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/COMMON STOCK INDEX*		EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE-PLUS ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,150,852)	$(392,451)	$329,538	$196,488	$264,060	$153,421
Net realized gain (loss)	18,644,553	58,159,058	583,390	(4,045,263)	1,268,757	(4,725,859)
Net change in unrealized appreciation (depreciation) of investments	19,398,743	(21,553,864)	(198,407)	5,322,771	(154,694)	6,824,525

Net increase (decrease) in net assets resulting from operations	36,892,444	36,212,743	714,521	1,473,996	1,378,123	2,252,087

From Contractowners Transactions:
Payments received from contractowners	729,098	554,003	844,522	130,623	397,388	254,265
Transfers between Variable Investment Options including guaranteed interest account, net	(2,883,683)	(1,365,728)	109,499	(279,233)	(506,775)	264,778
Redemptions for contract benefits and terminations	(22,831,861)	(16,211,614)	(3,700,534)	(3,173,856)	(4,509,089)	(2,868,441)
Contract maintenance charges	(582,211)	(599,895)	(87,057)	(100,425)	(86,153)	(104,812)

Net increase (decrease) in net assets resulting from contractowners transactions	(25,568,657)	(17,623,234)	(2,833,570)	(3,422,891)	(4,704,629)	(2,454,210)

Net Increase (Decrease) in Net Assets	11,323,787	18,589,509	(2,119,049)	(1,948,895)	(3,326,506)	(202,123)
Net Assets — Beginning of Year	181,531,995	162,942,486	23,089,109	25,038,004	25,077,575	25,279,698

Net Assets — End of Year	$192,855,782	$181,531,995	$20,970,060	$23,089,109	$21,751,069	$25,077,575

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-27

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CORE BOND INDEX*		EQ/EQUITY 500 INDEX*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$356,104	$225,030	$(468,638)	$(248,182)	$(4,910)	$(5,479)
Net realized gain (loss)	104,640	(3,596,456)	5,302,562	29,025,379	137,660	(295,019)
Net change in unrealized appreciation (depreciation) of investments	(68,916)	4,452,152	12,310,813	(12,520,502)	(43,937)	468,124

Net increase (decrease) in net assets resulting from operations	391,828	1,080,726	17,144,737	16,256,695	88,813	167,626

From Contractowners Transactions:
Payments received from contractowners	212,708	243,300	387,731	1,066,429	1,238	1,668
Transfers between Variable Investment Options including guaranteed interest account, net	2,525,102	1,170,479	180,853	55,222	53,140	(209,574)
Redemptions for contract benefits and terminations	(4,365,524)	(4,026,120)	(10,821,437)	(9,469,131)	(90,128)	(144,982)
Contract maintenance charges	(131,452)	(150,051)	(304,982)	(307,137)	(3,212)	(3,696)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,759,166)	(2,762,392)	(10,557,835)	(8,654,617)	(38,962)	(356,584)

Net Increase (Decrease) in Net Assets	(1,367,338)	(1,681,666)	6,586,902	7,602,078	49,851	(188,958)
Net Assets — Beginning of Year	35,606,319	37,287,985	80,089,737	72,487,659	1,294,377	1,483,335

Net Assets — End of Year	$34,238,981	$35,606,319	$86,676,639	$80,089,737	$1,344,228	$1,294,377

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-28

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GLOBAL EQUITY MANAGED VOLATILITY*		EQ/INTERMEDIATE GOVERNMENT BOND*		EQ/INTERNATIONAL CORE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(64,520)	$(150,037)	$118,636	$160,411	$82,542	$35,630
Net realized gain (loss)	3,720,958	(637,704)	142	(1,150,117)	797,343	554,523
Net change in unrealized appreciation (depreciation) of investments	(590,366)	5,794,806	(617)	1,311,843	(588,138)	1,263,360

Net increase (decrease) in net assets resulting from operations	3,066,072	5,007,065	118,161	322,137	291,747	1,853,513

From Contractowners Transactions:
Payments received from contractowners	55,297	79,250	70,842	107,074	47,910	77,482
Transfers between Variable Investment Options including guaranteed interest account, net	(844,707)	(366,541)	521,361	(58,196)	45,393	(473,810)
Redemptions for contract benefits and terminations	(4,289,721)	(2,416,987)	(1,945,565)	(1,789,444)	(1,995,585)	(1,468,063)
Contract maintenance charges	(90,642)	(100,700)	(24,733)	(30,164)	(50,133)	(55,839)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,169,773)	(2,804,978)	(1,378,095)	(1,770,730)	(1,952,415)	(1,920,230)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	8,183	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(2,095,518)	2,202,087	(1,259,934)	(1,448,593)	(1,660,668)	(66,717)
Net Assets — Beginning of Year	28,935,352	26,733,265	13,606,604	15,055,197	13,053,921	13,120,638

Net Assets — End of Year	$26,839,834	$28,935,352	$12,346,670	$13,606,604	$11,393,253	$13,053,921

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/JANUS ENTERPRISE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$451,553	$436,203	$112,263	$81,591	$(137,422)	$(128,953)
Net realized gain (loss)	529,736	2,638,582	795,254	859,918	881,613	625,085
Net change in unrealized appreciation (depreciation) of investments	148,249	1,880,880	(877,318)	1,116,169	416,512	847,741

Net increase (decrease) in net assets resulting from operations	1,129,538	4,955,665	30,199	2,057,678	1,160,703	1,343,873

From Contractowners Transactions:
Payments received from contractowners	131,287	120,963	188,653	104,593	3,126	54,440
Transfers between Variable Investment Options including guaranteed interest account, net	(150,220)	(764,314)	86,224	(521,518)	(156,012)	42,814
Redemptions for contract benefits and terminations	(3,909,583)	(2,651,818)	(1,468,664)	(1,477,726)	(980,570)	(995,951)
Contract maintenance charges	(105,481)	(116,821)	(45,038)	(50,786)	(34,447)	(32,843)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,033,997)	(3,411,990)	(1,238,825)	(1,945,437)	(1,167,903)	(931,540)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	—	57,549	—

Net Increase (Decrease) in Net Assets	(2,904,459)	1,543,675	(1,208,626)	112,241	50,349	412,333
Net Assets — Beginning of Year	31,512,285	29,968,610	12,938,618	12,826,377	9,597,483	9,185,150

Net Assets — End of Year	$28,607,826	$31,512,285	$11,729,992	$12,938,618	$9,647,832	$9,597,483

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-30

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*		EQ/LARGE CAP GROWTH MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(200,147)	$124,843	$(910,895)	$(663,696)	$(1,494,975)	$(1,215,826)
Net realized gain (loss)	9,040,642	1,892,884	8,330,736	9,377,369	22,687,359	(9,716,306)
Net change in unrealized appreciation (depreciation) of investments	(68,331)	6,179,873	9,619,627	9,429,972	14,047,481	49,831,167

Net increase (decrease) in net assets resulting from operations	8,772,164	8,197,600	17,039,468	18,143,645	35,239,865	38,899,035

From Contractowners Transactions:
Payments received from contractowners	131,137	169,195	529,693	244,012	430,369	352,827
Transfers between Variable Investment Options including guaranteed interest account, net	(1,122,599)	(454,205)	(1,657,802)	(265,439)	(4,372,466)	(3,632,275)
Redemptions for contract benefits and terminations	(5,760,410)	(4,670,698)	(9,306,912)	(5,464,946)	(18,384,274)	(12,647,700)
Contract maintenance charges	(136,909)	(143,706)	(153,227)	(147,025)	(470,056)	(462,905)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,888,781)	(5,099,414)	(10,588,248)	(5,633,398)	(22,796,427)	(16,390,053)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	—	—	—	633

Net Increase (Decrease) in Net Assets	1,883,383	3,098,186	6,451,220	12,510,247	12,443,438	22,509,615
Net Assets — Beginning of Year	42,235,931	39,137,745	60,329,240	47,818,993	133,670,219	111,160,604

Net Assets — End of Year	$44,119,314	$42,235,931	$66,780,460	$60,329,240	$146,113,657	$133,670,219

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-31

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*		EQ/MID CAP INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,096	$17,184	$127,556	$288,247	$(148,181)	$(104,185)
Net realized gain (loss)	738,898	614,789	17,673,373	19,792,347	2,139,479	690,473
Net change in unrealized appreciation (depreciation) of investments	422,797	225,819	1,322,074	(1,883,686)	761,429	2,687,553

Net increase (decrease) in net assets resulting from operations	1,162,791	857,792	19,123,003	18,196,908	2,752,727	3,273,841

From Contractowners Transactions:
Payments received from contractowners	22,998	92,430	660,745	407,420	120,988	(12,601)
Transfers between Variable Investment Options including guaranteed interest account, net	(326,628)	(174,972)	(938,952)	(2,410,812)	112,060	1,254
Redemptions for contract benefits and terminations	(1,021,697)	(651,264)	(23,701,140)	(15,888,619)	(3,618,694)	(2,190,536)
Contract maintenance charges	(37,145)	(38,456)	(475,485)	(500,140)	(70,483)	(75,896)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,362,472)	(772,262)	(24,454,832)	(18,392,151)	(3,456,129)	(2,277,779)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	—	(65,729)	329	—	—

Net Increase (Decrease) in Net Assets	(199,681)	85,530	(5,397,558)	(194,914)	(703,402)	996,062
Net Assets — Beginning of Year	10,172,688	10,087,158	158,664,675	158,859,589	25,459,288	24,463,226

Net Assets — End of Year	$9,973,007	$10,172,688	$153,267,117	$158,664,675	$24,755,886	$25,459,288

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-32

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE-PLUS ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(39,144)	$(2,817)	$1,118,157	$464,359	$476,976	$97,434
Net realized gain (loss)	4,998,937	3,236,135	5,014,776	(19,063,733)	3,767,618	(10,494,227)
Net change in unrealized appreciation (depreciation) of investments	(992,612)	1,279,543	31,454	28,956,712	526,250	17,306,705

Net increase (decrease) in net assets resulting from operations	3,967,181	4,512,861	6,164,387	10,357,338	4,770,844	6,909,912

From Contractowners Transactions:
Payments received from contractowners	173,559	99,236	1,026,303	486,917	41,183	675,325
Transfers between Variable Investment Options including guaranteed interest account, net	(728,011)	(767,118)	(73,504)	(2,386,337)	(690,415)	(1,363,749)
Redemptions for contract benefits and terminations	(5,102,856)	(3,896,137)	(14,173,486)	(10,370,027)	(6,927,607)	(4,614,345)
Contract maintenance charges	(129,466)	(145,047)	(357,784)	(403,983)	(234,639)	(259,107)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,786,774)	(4,709,066)	(13,578,471)	(12,673,430)	(7,811,478)	(5,561,876)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	270	—	(78,355)	—	636

Net Increase (Decrease) in Net Assets	(1,819,593)	(195,935)	(7,414,084)	(2,394,447)	(3,040,634)	1,348,672
Net Assets — Beginning of Year	41,721,869	41,917,804	100,248,857	102,643,304	54,461,152	53,112,480

Net Assets — End of Year	$39,902,276	$41,721,869	$92,834,773	$100,248,857	$51,420,518	$54,461,152

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust,an affiliate of Equitable Financial.

FSA-33

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MONEY MARKET*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$706,112	$766,930	$241,267	$103,680	$(20,879)	$(35,406)
Net realized gain (loss)	5,792	(591)	1,611	(2,103,990)	1,002,528	(824,089)
Net change in unrealized appreciation (depreciation) of investments	(3,384)	591	(201,778)	2,444,686	136,283	2,572,153

Net increase (decrease) in net assets resulting from operations	708,520	766,930	41,100	444,376	1,117,932	1,712,658

From Contractowners Transactions:
Payments received from contractowners	1,205,373	2,092,582	247,330	54,837	15,206	17,495
Transfers between Variable Investment Options including guaranteed interest account, net	11,680,911	15,458,559	710,582	59,896	(157,466)	(418,822)
Redemptions for contract benefits and terminations	(18,779,343)	(20,408,048)	(2,288,090)	(2,122,811)	(1,497,452)	(1,176,828)
Contract maintenance charges	(69,812)	(97,726)	(59,302)	(71,440)	(42,632)	(48,100)

Net increase (decrease) in net assets resulting from contractowners transactions	(5,962,871)	(2,954,633)	(1,389,480)	(2,079,518)	(1,682,344)	(1,626,255)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	2,162	4,041	—	—	—	—

Net Increase (Decrease) in Net Assets	(5,252,189)	(2,183,662)	(1,348,380)	(1,635,142)	(564,412)	86,403
Net Assets — Beginning of Year	24,586,299	26,769,961	16,669,040	18,304,182	12,523,762	12,437,359

Net Assets — End of Year	$19,334,110	$24,586,299	$15,320,660	$16,669,040	$11,959,350	$12,523,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-34

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER TECHNOLOGY*
	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(481,071)	$(414,987)
Net realized gain (loss)	6,178,496	(3,192,130)
Net change in unrealized appreciation (depreciation) of investments	1,492,638	14,584,121

Net increase (decrease) in net assets resulting from operations	7,190,063	10,977,004

From Contractowners Transactions:
Payments received from contractowners	66,842	144,222
Transfers between Variable Investment Options including guaranteed interest account, net	(2,049,885)	291,078
Redemptions for contract benefits and terminations	(4,696,909)	(3,299,871)
Contract maintenance charges	(83,034)	(82,562)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,762,986)	(2,947,133)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 45	—	6

Net Increase (Decrease) in Net Assets	427,077	8,029,877
Net Assets — Beginning of Year	32,437,186	24,407,309

Net Assets — End of Year	$32,864,263	$32,437,186

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-35

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	5	(19)	(14)	200	(236)	(36)

1290 VT GAMCO SMALL COMPANY VALUE	IB	4	(47)	(43)	275	(298)	(23)

1290 VT SMARTBETA EQUITY ESG	IB	20	(42)	(22)	284	(316)	(32)

1290 VT SOCIALLY RESPONSIBLE	IB	2	(10)	(8)	80	(82)	(2)

EQ/400 MANAGED VOLATILITY	IB	9	(78)	(69)	325	(368)	(43)

EQ/2000 MANAGED VOLATILITY	IB	26	(111)	(85)	516	(562)	(46)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	117	(189)	(72)	1,132	(1,213)	(81)

EQ/AB SMALL CAP GROWTH	IB	15	(102)	(87)	703	(759)	(56)

EQ/AGGRESSIVE ALLOCATION	IB	11	(51)	(40)	625	(704)	(79)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	9	(33)	(24)	369	(420)	(51)

EQ/BALANCED STRATEGY	IB	138	(270)	(132)	1,998	(2,132)	(134)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	11	(13)	(2)	133	(159)	(26)

EQ/COMMON STOCK INDEX	IA	27	(7)	20	29	(32)	(3)

EQ/COMMON STOCK INDEX	IB	127	(31)	96	211	(233)	(22)

EQ/CONSERVATIVE ALLOCATION	IB	138	(349)	(211)	1,986	(2,257)	(271)

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	51	(333)	(282)	1,772	(1,933)	(161)

EQ/CORE BOND INDEX	IB	267	(395)	(128)	2,857	(3,069)	(212)

EQ/EQUITY 500 INDEX	IB	29	(122)	(93)	859	(957)	(98)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	17	(21)	(4)	78	(95)	(17)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	12	(151)	(139)	898	(987)	(89)

EQ/INTERMEDIATE GOVERNMENT BOND	IA	(1)	(4)	(5)	18	(18)	—

EQ/INTERMEDIATE GOVERNMENT BOND	IB	30	(100)	(70)	778	(875)	(97)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	18	(126)	(108)	843	(963)	(120)

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000s)

EQ/INTERNATIONAL EQUITY INDEX	IA	2	(15)	(13)	161	(186)	(25)

EQ/INTERNATIONAL EQUITY INDEX	IB	29	(221)	(192)	1,614	(1,781)	(167)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	19	(67)	(48)	581	(666)	(85)

EQ/JANUS ENTERPRISE	IB	7	(33)	(26)	255	(281)	(26)

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	19	(215)	(196)	1,491	(1,670)	(179)

EQ/LARGE CAP GROWTH INDEX	IB	47	(302)	(255)	1,824	(2,004)	(180)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	14	(329)	(315)	2,291	(2,588)	(297)

EQ/LARGE CAP VALUE INDEX	IB	19	(100)	(81)	685	(741)	(56)

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	83	(952)	(869)	5,779	(6,463)	(684)

EQ/MID CAP INDEX	IB	25	(126)	(101)	822	(898)	(76)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	14	(156)	(142)	1,146	(1,275)	(129)

EQ/MODERATE ALLOCATION	IA	1	(21)	(20)	142	(163)	(21)

EQ/MODERATE ALLOCATION	IB	24	(182)	(158)	1,328	(1,489)	(161)

EQ/MODERATE-PLUS ALLOCATION	IB	12	(353)	(341)	2,797	(3,071)	(274)

EQ/MONEY MARKET	IA	79	(79)	—	145	(156)	(11)

EQ/MONEY MARKET	IB	651	(856)	(205)	1,434	(1,536)	(102)

EQ/QUALITY BOND PLUS	IB	65	(160)	(95)	1,195	(1,335)	(140)

EQ/SMALL COMPANY INDEX	IB	7	(46)	(39)	330	(374)	(44)

MULTIMANAGER TECHNOLOGY	IB	26	(120)	(94)	549	(606)	(57)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-37

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account No. 45 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT” or the “Trust”). The Trust is an open-ended investment management company that sells shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trust has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

EQ Advisors Trust*

•	1290 VT GAMCO Mergers & Acquisitions
•	1290 VT GAMCO Small Company Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/2000 Managed Volatility
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth (1)
•	EQ/Aggressive Allocation
•	EQ/Aggressive Growth Strategy
•	EQ/Balanced Strategy
•	EQ/ClearBridge Select Equity Managed Volatility
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Bond Index
•	EQ/Equity 500 Index
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Global Equity Managed Volatility
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility
•	EQ/International Equity Index
•	EQ/International Value Managed Volatility
•	EQ/Janus Enterprise
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Growth Managed Volatility
•	EQ/Large Cap Value Index
•	EQ/Large Cap Value Managed Volatility (1)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index
•	Multimanager Technology

(1)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.
*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the “Contracts”). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity (“NQ”) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (“QP”), an individual retirement annuity (“IRA”) or a tax-shelter annuity (“TSA”). The Accumulator series of annuities are offered under group and individual variable annuity forms.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”)

FSA-38

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trust, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trust using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or fixed maturity options of Separate Account No. 46.

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

FSA-39

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

FSA-40

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT GAMCO Mergers & Acquisitions	$285,154	$377,934
1290 VT GAMCO Small Company Value	2,559,598	5,584,091
1290 VT SmartBeta Equity ESG	571,063	692,219
1290 VT Socially Responsible	139,713	350,420
EQ/400 Managed Volatility	772,983	1,823,174
EQ/2000 Managed Volatility	1,212,869	2,370,057
EQ/AB Short Duration Government Bond	1,395,793	1,875,196
EQ/AB Small Cap Growth	4,585,049	6,594,789
EQ/Aggressive Allocation	1,454,339	1,616,510
EQ/Aggressive Growth Strategy	400,160	530,992
EQ/Balanced Strategy	2,540,197	2,914,866
EQ/ClearBridge Select Equity Managed Volatility	355,299	413,319
EQ/Common Stock Index	15,364,192	29,485,558
EQ/Conservative Allocation	2,882,076	4,985,243
EQ/Conservative-Plus Allocation	2,314,532	5,864,183
EQ/Core Bond Index	4,569,638	6,008,432
EQ/Equity 500 Index	5,610,556	14,895,850
EQ/Franklin Small Cap Value Managed Volatility	541,234	496,443
EQ/Global Equity Managed Volatility	3,691,865	5,973,863
EQ/Intermediate Government Bond	867,134	2,120,934
EQ/International Core Managed Volatility	1,161,392	2,463,055
EQ/International Equity Index	1,522,634	5,105,037
EQ/International Value Managed Volatility	1,398,123	1,865,317
EQ/Janus Enterprise	1,096,765	1,576,609
EQ/Large Cap Core Managed Volatility	8,845,457	8,213,765
EQ/Large Cap Growth Index	6,497,596	13,459,788
EQ/Large Cap Growth Managed Volatility	18,486,007	25,779,764
EQ/Large Cap Value Index	1,003,839	1,848,870
EQ/Large Cap Value Managed Volatility	19,037,079	29,658,357
EQ/Mid Cap Index	2,671,088	4,709,913
EQ/Mid Cap Value Managed Volatility	5,550,918	6,984,116
EQ/Moderate Allocation	8,158,597	16,830,593
EQ/Moderate-Plus Allocation	4,395,886	8,831,289
EQ/Money Market	21,245,164	26,496,001
EQ/Quality Bond PLUS	1,504,767	2,652,980
EQ/Small Company Index	1,181,789	2,170,810
Multimanager Technology	5,601,907	8,971,753

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trust. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

FSA-41

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Continued)

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 1.25% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including the EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Large Cap Value Managed Managed Volatility, EQ/Quality Bond PLUS and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors, LLC (“Equitable Advisors”) and Equitable Distributors are distributors and principal underwriters of the Account. Equitable Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the Account for the following charges:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregate Charge
Accumulator Advisor(1)	0.50%	—	—	0.50%	0.50%
Income Manager	0.90%	0.25%	—	1.15%	1.15%
Accumulator	1.10%	0.25%	—	1.35%	1.35%
Accumulator issued on, or after March 1, 2000	1.10%	0.25%	0.20%	1.55%	1.55%
Accumulator Plus, Select, Elite	1.10%	0.25%	0.25%	1.60%	1.60%
Accumulator Select issued on, or after August 13, 2001	1.10%	0.25%	0.35%	1.70%	1.70%

(1)	Accumulator Advisor’s daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

FSA-42

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative Charge	Annually on each contract date anniversary	Depending on account value a charge of $30 or Years 1 to 2 lesser of $30 or 2% of account value	Unit liquidation from account value

Variable Immediate Annuity payout option administrative fee	At time of transaction	$350 annuity administrative fee	Unit liquidation from account value

Withdrawal charge	At time of transaction

Low – During the first seven contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 7% and declines by 1% each year.

High – During the first nine contract years, a charge is deducted from amounts withdrawn that exceed 15% of account value. The charge begins at 8% and declines by 1% beginning in the third contract year

Unit liquidation from account value

BaseBuilder benefit charge	Annually on each contract date anniversary	Low 0.15% High 0.45%	Unit liquidation from account value

Protection Plus	Annually on each contract date anniversary	0.20%	Unit liquidation from account value

Guaranteed minimum death benefit charge 6% rollup to age 80	Annually on each contract date anniversary	Low 0.20% High 0.35%	Unit liquidation from account value

FSA-43

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest
1290 VT GAMCO Mergers & Acquisitions (Class IB)
2024	170	$ 3,158	$ 17.41	$ 22.10	0.50%	1.70%	1.82%	7.20%	8.49%
2023	184	$ 3,171	$ 16.24	$ 20.37	0.50%	1.70%	1.75%	7.62%	8.99%
2022	220	$ 3,507	$ 15.09	$ 18.69	0.50%	1.70%	0.33%	(7.59)%	(6.50)%
2021	228	$ 3,923	$ 16.33	$ 19.99	0.50%	1.70%	0.67%	9.52%	10.87%
2020	235	$ 3,686	$ 14.91	$ 18.03	0.50%	1.70%	0.17%	(2.99)%	(1.80)%

1290 VT GAMCO Small Company Value (Class IB)
2024	217	$24,790	$101.91	$124.87	1.15%	1.70%	0.57%	9.67%	10.29%
2023	260	$26,990	$ 92.92	$113.22	1.15%	1.70%	0.62%	18.99%	19.66%
2022	283	$24,541	$ 78.09	$ 94.62	1.15%	1.70%	0.49%	(12.19)%	(11.70)%
2021	331	$32,836	$ 88.93	$107.16	1.15%	1.70%	0.64%	23.00%	23.70%
2020	352	$28,150	$ 72.30	$ 86.63	1.15%	1.70%	0.73%	7.65%	8.25%

1290 VT SmartBeta Equity ESG (Class IB)
2024	248	$ 3,953	$ 15.85	$ 16.18	1.15%	1.60%	0.93%	14.52%	15.00%
2023	270	$ 3,768	$ 13.84	$ 14.07	1.15%	1.60%	1.29%	14.66%	15.23%
2022	302	$ 3,666	$ 12.07	$ 12.21	1.15%	1.60%	1.14%	(15.89)%	(15.56)%
2021	334	$ 4,815	$ 14.35	$ 14.46	1.15%	1.60%	1.20%	21.10%	21.72%
2020	379	$ 4,500	$ 11.85	$ 11.88	1.15%	1.60%	0.57%	18.15%	18.44%

1290 VT Socially Responsible (Class IB)
2024	67	$ 2,296	$ 33.57	$ 37.69	1.15%	1.60%	0.44%	19.72%	20.30%
2023	76	$ 2,179	$ 28.04	$ 31.33	1.15%	1.60%	0.76%	25.46%	26.03%
2022	78	$ 1,796	$ 22.35	$ 24.86	1.15%	1.60%	0.45%	(23.35)%	(23.01)%
2021	134	$ 4,102	$ 29.16	$ 32.29	1.15%	1.60%	0.59%	28.23%	28.80%
2020	90	$ 2,113	$ 22.74	$ 25.07	1.15%	1.60%	0.81%	18.07%	18.59%

EQ/400 Managed Volatility (Class IB)
2024	233	$ 5,504	$ 23.15	$ 24.41	1.15%	1.60%	1.00%	11.08%	11.56%
2023	302	$ 6,399	$ 20.62	$ 21.88	1.15%	1.70%	1.12%	13.48%	14.14%
2022	345	$ 6,425	$ 18.17	$ 19.17	1.15%	1.70%	0.73%	(16.96)%	(16.51)%
2021	387	$ 8,658	$ 21.88	$ 22.96	1.15%	1.70%	0.37%	21.56%	22.26%
2020	431	$ 7,902	$ 18.00	$ 18.78	1.15%	1.70%	0.67%	11.52%	12.12%

EQ/2000 Managed Volatility (Class IB)
2024	387	$ 7,977	$ 19.85	$ 22.86	0.50%	1.70%	1.35%	8.77%	10.12%
2023	473	$ 8,919	$ 18.25	$ 20.76	0.50%	1.70%	1.25%	14.06%	15.40%
2022	519	$ 8,567	$ 16.00	$ 17.99	0.50%	1.70%	0.72%	(23.74)%	(22.79)%
2021	562	$12,122	$ 20.98	$ 23.30	0.50%	1.70%	0.37%	12.01%	13.38%
2020	616	$11,838	$ 18.73	$ 20.55	0.50%	1.70%	0.78%	17.28%	18.65%

FSA-44

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/AB Short Duration Government Bond (Class IB)
2024	973	$ 9,117	$ 9.03	$ 9.63	1.15%	1.70%	3.45%	2.61%	3.10%
2023	1,045	$ 9,513	$ 8.80	$ 9.34	1.15%	1.70%	2.52%	2.56%	3.20%
2022	1,126	$ 9,958	$ 8.58	$ 9.05	1.15%	1.70%	0.53%	(3.49)%	(3.00)%
2021	1,106	$ 10,105	$ 8.89	$ 9.33	1.15%	1.70%	0.37%	(2.09)%	(1.48)%
2020	1,181	$ 10,992	$ 9.08	$ 9.47	1.15%	1.70%	0.93%	(0.77)%	(0.21)%

EQ/AB Small Cap Growth (Class IB)
2024	601	$ 37,595	$ 57.57	$ 69.61	1.15%	1.70%	0.28%	11.96%	12.60%
2023	668	$ 37,013	$ 51.42	$ 59.67	1.15%	1.70%	0.28%	15.73%	16.38%
2022	724	$ 34,532	$ 44.43	$ 51.27	1.15%	1.70%	0.14%	(29.68)%	(29.28)%
2021	797	$ 54,065	$ 63.18	$ 72.50	1.15%	1.70%	0.00%	11.00%	11.62%
2020	919	$ 55,996	$ 56.92	$ 64.95	1.15%	1.70%	0.09%	33.74%	34.50%

EQ/Aggressive Allocation (Class IB)
2024	541	$ 15,436	$ 29.60	$ 30.05	1.15%	1.70%	2.14%	11.78%	12.42%
2023	581	$ 14,776	$ 26.48	$ 26.73	1.15%	1.70%	1.32%	16.40%	17.08%
2022	660	$ 14,386	$ 22.75	$ 22.83	1.15%	1.70%	0.86%	(19.72)%	(19.30)%
2021	703	$ 19,059	$ 28.29	$ 28.34	1.15%	1.70%	4.01%	15.20%	15.85%
2020	757	$ 17,770	$ 24.42	$ 24.60	1.15%	1.70%	2.68%	13.42%	14.06%

EQ/Aggressive Growth Strategy (Class IB)
2024	320	$ 4,701	$ 14.55	$ 14.86	1.15%	1.60%	2.24%	12.27%	12.75%
2023	345	$ 4,497	$ 12.96	$ 13.18	1.15%	1.60%	1.29%	16.34%	16.84%
2022	396	$ 4,446	$ 11.14	$ 11.28	1.15%	1.60%	0.76%	(19.68)%	(19.26)%
2021	452	$ 6,286	$ 13.87	$ 13.97	1.15%	1.60%	2.42%	14.91%	15.45%
2020	491	$ 5,950	$ 12.07	$ 12.10	1.15%	1.60%	2.08%	15.06%	15.35%

EQ/Balanced Strategy (Class IB)
2024	1,708	$ 17,411	$ 10.13	$ 10.29	1.15%	1.60%	2.60%	7.42%	7.86%
2023	1,840	$ 17,439	$ 9.43	$ 9.54	1.15%	1.60%	1.52%	11.47%	11.97%
2022	1,974	$ 16,758	$ 8.46	$ 8.52	1.15%	1.60%	0.90%	(16.98)%	(16.55)%
2021	2,154	$ 21,977	$ 10.19	$ 10.21	1.15%	1.60%	1.72%	3.35%	3.55%
2020

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2024	113	$ 3,695	$ 31.33	$ 34.06	1.15%	1.60%	0.32%	20.45%	20.99%
2023	115	$ 3,125	$ 26.01	$ 28.15	1.15%	1.60%	0.58%	22.63%	23.19%
2022	141	$ 3,102	$ 21.21	$ 22.85	1.15%	1.60%	0.29%	(28.25)%	(27.90)%
2021	204	$ 6,303	$ 29.56	$ 31.69	1.15%	1.60%	0.47%	23.17%	23.69%
2020	157	$ 3,890	$ 24.00	$ 25.62	1.15%	1.60%	0.02%	33.85%	34.49%

EQ/Common Stock Index (Class IA)
2024	48	$ 26,035	$547.73	$547.73	1.15%	1.15%	0.74%	21.65%	21.65%
2023	28	$ 24,893	$900.51	$900.51	1.15%	1.15%	1.10%	23.70%	23.70%
2022	31	$ 22,399	$727.99	$727.99	1.15%	1.15%	0.75%	(20.41)%	(20.41)%
2021	33	$ 29,975	$914.73	$914.73	1.15%	1.15%	0.66%	23.49%	23.49%
2020	38	$ 28,166	$740.72	$740.72	1.15%	1.15%	1.10%	18.39%	18.39%

FSA-45

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Common Stock Index (Class IB)
2024	296	$166,693	$527.19	$802.66	1.15%	1.70%	0.74%	20.97%	21.65%
2023	199	$156,534	$663.53	$866.74	1.15%	1.70%	1.10%	23.01%	23.70%
2022	221	$140,459	$539.40	$700.69	1.15%	1.70%	0.75%	(20.86)%	(20.42)%
2021	246	$197,115	$681.55	$880.43	1.15%	1.70%	0.66%	22.81%	23.49%
2020	286	$185,306	$554.98	$712.94	1.15%	1.70%	1.10%	17.74%	18.39%

EQ/Conservative Allocation (Class IB)
2024	1,552	$ 20,959	$ 12.93	$ 14.23	1.15%	1.60%	2.88%	2.95%	3.42%
2023	1,763	$ 23,079	$ 12.56	$ 13.76	1.15%	1.60%	2.21%	6.17%	6.75%
2022	2,034	$ 25,028	$ 11.83	$ 12.89	1.15%	1.60%	1.37%	(13.96)%	(13.61)%
2021	2,346	$ 33,514	$ 13.75	$ 14.92	1.15%	1.60%	1.37%	1.10%	1.57%
2020	2,545	$ 35,819	$ 13.60	$ 14.69	1.15%	1.60%	1.97%	5.59%	6.06%

EQ/Conservative-Plus Allocation (Class IB)
2024	1,289	$ 21,740	$ 16.66	$ 17.59	1.15%	1.70%	2.45%	5.24%	5.77%
2023	1,571	$ 25,062	$ 15.19	$ 16.63	1.15%	1.60%	1.97%	9.12%	9.62%
2022	1,732	$ 25,270	$ 14.52	$ 15.17	1.15%	1.70%	1.16%	(16.02)%	(15.53)%
2021	2,119	$ 36,667	$ 17.29	$ 17.96	1.15%	1.70%	2.12%	4.92%	5.52%
2020	2,179	$ 35,732	$ 16.48	$ 17.02	1.15%	1.70%	2.08%	8.14%	8.75%

EQ/Core Bond Index (Class IB)
2024	2,494	$ 34,166	$ 12.65	$ 17.55	0.50%	1.70%	2.43%	0.64%	1.86%
2023	2,621	$ 35,569	$ 12.57	$ 17.23	0.50%	1.70%	2.03%	2.78%	4.05%
2022	2,833	$ 37,259	$ 12.23	$ 16.56	0.50%	1.70%	1.55%	(10.27)%	(9.16)%
2021	3,135	$ 45,849	$ 13.63	$ 18.23	0.50%	1.70%	1.38%	(3.74)%	(2.62)%
2020	3,291	$ 49,853	$ 14.16	$ 18.72	0.50%	1.70%	1.47%	4.27%	5.52%

EQ/Equity 500 Index (Class IB)
2024	702	$ 86,491	$111.85	$132.84	1.15%	1.70%	0.85%	22.19%	22.87%
2023	794	$ 79,941	$ 91.54	$108.11	1.15%	1.70%	1.06%	23.45%	24.14%
2022	892	$ 72,369	$ 74.15	$ 87.09	1.15%	1.70%	0.99%	(19.92)%	(19.47)%
2021	1,019	$102,883	$ 92.60	$129.79	0.50%	1.70%	0.82%	25.80%	27.33%
2020	1,139	$ 91,237	$ 73.61	$101.93	0.50%	1.70%	1.25%	15.78%	17.17%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2024	55	$ 1,344	$ 22.85	$ 25.31	1.15%	1.70%	1.05%	9.17%	9.80%
2023	59	$ 1,294	$ 20.93	$ 23.05	1.15%	1.70%	1.01%	12.10%	12.77%
2022	76	$ 1,483	$ 18.67	$ 20.44	1.15%	1.70%	0.46%	(18.47)%	(18.08)%
2021	79	$ 1,904	$ 22.90	$ 24.95	1.15%	1.70%	0.33%	17.56%	18.30%
2020	72	$ 1,472	$ 19.48	$ 21.09	1.15%	1.70%	0.76%	10.43%	11.00%

EQ/Global Equity Managed Volatility (Class IB)
2024	713	$ 26,840	$ 34.71	$ 48.38	0.50%	1.70%	1.19%	10.72%	12.07%
2023	852	$ 28,899	$ 31.35	$ 43.17	0.50%	1.70%	0.87%	19.25%	20.72%
2022	941	$ 26,702	$ 26.29	$ 35.76	0.50%	1.70%	0.34%	(22.29)%	(21.34)%
2021	1,024	$ 37,331	$ 33.83	$ 45.46	0.50%	1.70%	0.87%	13.94%	15.32%
2020	1,162	$ 37,050	$ 29.69	$ 39.42	0.50%	1.70%	0.64%	12.33%	13.70%

FSA-46

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Intermediate Government Bond (Class IA)
2024	12	$ 260	$ 21.03	$ 21.03	1.15%	1.15%	2.41%	1.20%	1.20%
2023	17	$ 345	$ 20.78	$ 20.78	1.15%	1.15%	2.63%	2.67%	2.67%
2022	17	$ 352	$ 20.24	$ 20.24	1.15%	1.15%	0.93%	(8.71)%	(8.71)%
2021	26	$ 584	$ 22.17	$ 22.17	1.15%	1.15%	0.70%	(3.23)%	(3.23)%
2020	22	$ 496	$ 22.91	$ 22.91	1.15%	1.15%	0.99%	3.11%	3.11%

EQ/Intermediate Government Bond (Class IB)
2024	670	$ 12,070	$ 16.80	$ 25.30	0.50%	1.70%	2.41%	0.66%	1.89%
2023	740	$ 13,240	$ 16.69	$ 24.83	0.50%	1.70%	2.63%	2.14%	3.37%
2022	837	$ 14,685	$ 16.34	$ 24.02	0.50%	1.70%	0.93%	(9.22)%	(8.11)%
2021	844	$ 16,253	$ 18.00	$ 26.14	0.50%	1.70%	0.70%	(3.79)%	(2.61)%
2020	902	$ 18,008	$ 18.71	$ 26.84	0.50%	1.70%	0.99%	2.52%	3.79%

EQ/International Core Managed Volatility (Class IB)
2024	648	$ 11,365	$ 16.62	$ 22.11	0.50%	1.60%	2.06%	1.65%	2.79%
2023	756	$ 13,032	$ 16.35	$ 21.51	0.50%	1.60%	1.66%	14.90%	16.21%
2022	876	$ 13,103	$ 14.23	$ 18.51	0.50%	1.60%	1.20%	(15.50)%	(14.58)%
2021	965	$ 17,031	$ 16.84	$ 21.67	0.50%	1.60%	2.23%	8.30%	9.50%
2020	1,074	$ 17,481	$ 15.55	$ 19.79	0.50%	1.60%	1.41%	6.73%	7.91%

EQ/International Equity Index (Class IA)
2024	137	$ 3,008	$ 21.88	$ 21.88	1.15%	1.15%	2.86%	3.65%	3.65%
2023	150	$ 3,158	$ 21.11	$ 21.11	1.15%	1.15%	2.81%	17.67%	17.67%
2022	175	$ 3,133	$ 17.94	$ 17.94	1.15%	1.15%	2.44%	(12.91)%	(12.91)%
2021	196	$ 4,044	$ 20.60	$ 20.60	1.15%	1.15%	3.07%	9.69%	9.69%
2020	222	$ 4,170	$ 18.78	$ 18.78	1.15%	1.15%	1.91%	2.62%	2.62%

EQ/International Equity Index (Class IB)
2024	1,316	$ 25,578	$ 17.85	$ 25.60	0.50%	1.70%	2.86%	3.12%	4.32%
2023	1,509	$ 28,333	$ 17.31	$ 24.54	0.50%	1.70%	2.81%	17.04%	18.49%
2022	1,676	$ 26,818	$ 14.79	$ 20.71	0.50%	1.70%	2.44%	(13.41)%	(12.36)%
2021	1,811	$ 33,398	$ 17.08	$ 23.63	0.50%	1.70%	3.07%	9.07%	10.37%
2020	2,055	$ 34,628	$ 15.66	$ 21.41	0.50%	1.70%	1.91%	2.02%	3.33%

EQ/International Value Managed Volatility (Class IB)
2024	475	$ 11,682	$ 23.28	$ 26.42	1.15%	1.60%	2.31%	(0.21)%	0.27%
2023	523	$ 12,891	$ 23.33	$ 26.35	1.15%	1.60%	2.03%	16.71%	17.27%
2022	608	$ 12,786	$ 19.99	$ 22.47	1.15%	1.60%	1.54%	(15.04)%	(14.66)%
2021	658	$ 16,299	$ 23.53	$ 26.33	1.15%	1.60%	2.12%	8.58%	9.03%
2020	728	$ 16,566	$ 21.67	$ 24.15	1.15%	1.60%	1.36%	2.51%	2.99%

EQ/Janus Enterprise (Class IB)
2024	209	$ 9,648	$ 43.18	$ 48.19	1.15%	1.70%	0.01%	12.18%	12.83%
2023	234	$ 9,584	$ 38.49	$ 42.71	1.15%	1.70%	0.03%	15.03%	15.65%
2022	260	$ 9,175	$ 33.46	$ 36.93	1.15%	1.70%	0.00%	(17.99)%	(17.53)%
2021	297	$ 12,746	$ 40.80	$ 44.78	1.15%	1.70%	0.09%	14.83%	15.50%
2020	344	$ 12,805	$ 35.53	$ 38.77	1.15%	1.70%	0.00%	16.80%	17.45%

FSA-47

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Large Cap Core Managed Volatility (Class IB)
2024	1,168	$ 43,977	$ 35.64	$ 47.59	0.50%	1.60%	0.96%	21.64%	23.00%
2023	1,364	$ 42,120	$ 28.57	$ 38.69	0.50%	1.70%	1.70%	21.83%	23.33%
2022	1,543	$ 39,042	$ 23.45	$ 31.37	0.50%	1.70%	0.01%	(19.77)%	(18.81)%
2021	1,719	$ 54,057	$ 29.23	$ 38.64	0.50%	1.70%	0.39%	25.18%	26.69%
2020	1,990	$ 49,833	$ 23.35	$ 30.50	0.50%	1.70%	0.68%	14.29%	15.71%

EQ/Large Cap Growth Index (Class IB)
2024	1,415	$ 66,528	$ 43.83	$ 50.57	1.15%	1.70%	0.04%	30.10%	30.81%
2023	1,670	$ 60,179	$ 33.69	$ 38.66	1.15%	1.70%	0.23%	39.16%	39.92%
2022	1,850	$ 47,713	$ 24.21	$ 27.63	1.15%	1.70%	0.23%	(30.75)%	(30.35)%
2021	2,069	$ 76,875	$ 34.96	$ 46.02	0.50%	1.70%	0.05%	24.59%	26.08%
2020	2,398	$ 71,396	$ 28.06	$ 36.50	0.50%	1.70%	0.30%	34.97%	36.60%

EQ/Large Cap Growth Managed Volatility (Class IB)
2024	1,804	$145,959	$ 73.77	$ 86.08	1.15%	1.70%	0.33%	27.90%	28.61%
2023	2,118	$133,567	$ 57.68	$ 66.93	1.15%	1.70%	0.40%	36.62%	37.38%
2022	2,415	$111,086	$ 42.22	$ 48.72	1.15%	1.70%	0.07%	(31.77)%	(31.38)%
2021	2,654	$178,346	$ 61.88	$ 71.00	1.15%	1.70%	0.00%	22.27%	22.94%
2020	3,040	$166,415	$ 50.61	$ 57.75	1.15%	1.70%	0.08%	29.77%	30.51%

EQ/Large Cap Value Index (Class IB)
2024	562	$ 9,964	$ 16.58	$ 18.45	1.15%	1.70%	1.42%	11.65%	12.23%
2023	643	$ 10,165	$ 14.85	$ 16.44	1.15%	1.70%	1.57%	8.87%	9.45%
2022	699	$ 10,080	$ 13.64	$ 15.02	1.15%	1.70%	1.47%	(9.79)%	(9.30)%
2021	666	$ 10,641	$ 15.12	$ 18.42	0.50%	1.70%	1.26%	22.13%	23.71%
2020	688	$ 8,975	$ 12.38	$ 14.89	0.50%	1.70%	1.78%	0.49%	1.64%

EQ/Large Cap Value Managed Volatility (Class IB)
2024	5,091	$152,646	$ 33.10	$ 45.94	0.50%	1.70%	1.49%	12.17%	13.57%
2024	5,428	$148,911	$ 29.51	$ 40.45	0.50%	1.70%	1.58%	12.03%	13.40%
2022	6,112	$149,254	$ 26.34	$ 35.67	0.50%	1.70%	1.23%	(13.10)%	(12.03)%
2021	6,849	$191,969	$ 30.31	$ 40.55	0.50%	1.70%	0.92%	22.71%	24.20%
2020	7,819	$177,690	$ 24.70	$ 32.65	0.50%	1.70%	1.55%	3.87%	5.15%

EQ/Mid Cap Index (Class IB)
2024	684	$ 24,722	$ 33.73	$ 45.32	0.50%	1.70%	0.85%	11.25%	12.62%
2023	785	$ 25,427	$ 30.32	$ 40.24	0.50%	1.70%	1.00%	13.77%	15.17%
2022	861	$ 24,437	$ 26.65	$ 34.94	0.50%	1.70%	0.96%	(15.07)%	(14.03)%
2021	925	$ 30,758	$ 31.38	$ 40.64	0.50%	1.70%	0.60%	21.82%	23.26%
2020	1,074	$ 29,226	$ 25.76	$ 32.97	0.50%	1.70%	0.98%	10.89%	12.26%

EQ/Mid Cap Value Managed Volatility (Class IB)
2024	932	$ 39,849	$ 39.47	$ 46.06	1.15%	1.70%	1.34%	9.76%	10.38%
2023	1,075	$ 41,673	$ 35.96	$ 41.73	1.15%	1.70%	1.41%	11.26%	11.88%
2022	1,204	$ 41,875	$ 32.32	$ 37.30	1.15%	1.70%	0.90%	(16.03)%	(15.53)%
2021	1,328	$ 54,864	$ 38.49	$ 44.16	1.15%	1.70%	0.55%	25.25%	25.92%
2020	1,512	$ 49,693	$ 30.73	$ 35.07	1.15%	1.70%	1.15%	3.19%	3.76%

EQ/Moderate Allocation (Class IA)
2024	108	$ 9,771	$ 90.70	$ 90.70	1.15%	1.15%	2.54%	6.67%	6.67%
2023	128	$ 10,861	$ 85.03	$ 85.03	1.15%	1.15%	1.85%	11.06%	11.06%
2022	149	$ 11,370	$ 76.56	$ 76.56	1.15%	1.15%	1.20%	(16.44)%	(16.44)%
2021	168	$ 15,362	$ 91.62	$ 91.62	1.15%	1.15%	2.50%	7.17%	7.17%
2020	191	$ 16,330	$ 85.49	$ 85.49	1.15%	1.15%	2.15%	9.98%	9.98%

FSA-48

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio*	Total Return Ratio**
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Moderate Allocation (Class IB)
2024	1,085	$ 83,048	$ 68.40	$109.70	0.50%	1.70%	2.54%	6.08%	7.37%
2023	1,244	$ 89,349	$ 64.48	$102.17	0.50%	1.70%	1.85%	10.45%	11.80%
2022	1,405	$ 91,197	$ 58.38	$ 91.39	0.50%	1.70%	1.20%	(16.91)%	(15.89)%
2021	1,564	$121,849	$ 70.26	$108.66	0.50%	1.70%	2.50%	6.58%	7.87%
2020	1,719	$125,204	$ 65.92	$100.73	0.50%	1.70%	2.15%	9.36%	10.70%

EQ/Moderate-Plus Allocation (Class IB)
2024	2,179	$ 51,400	$ 24.46	$ 24.88	1.15%	1.70%	2.31%	8.86%	9.46%
2023	2,520	$ 54,438	$ 22.47	$ 22.73	1.15%	1.70%	1.59%	13.37%	13.99%
2022	2,794	$ 53,097	$ 19.82	$ 19.94	1.15%	1.70%	1.01%	(18.47)%	(17.98)%
2021	3,078	$ 71,487	$ 24.31	$ 24.31	1.15%	1.70%	3.41%	10.80%	11.36%
2020	3,331	$ 69,520	$ 21.83	$ 21.94	1.15%	1.70%	2.46%	12.17%	12.76%

EQ/Money Market (Class IA)
2024	87	$ 2,762	$ 31.78	$ 31.78	1.15%	1.15%	4.54%	3.48%	3.48%
2023	87	$ 2,684	$ 30.71	$ 30.71	1.15%	1.15%	4.33%	3.26%	3.26%
2022	98	$ 2,916	$ 29.74	$ 29.74	1.15%	1.15%	1.13%	(0.07)%	(0.07)%
2021	97	$ 2,885	$ 29.76	$ 29.76	1.15%	1.15%	0.00%	(0.97)%	(0.97)%
2020	100	$ 3,005	$ 30.05	$ 30.05	1.15%	1.15%	0.18%	(0.96)%	(0.96)%

EQ/Money Market (Class IB)
2024	602	$ 16,562	$ 24.16	$ 50.89	0.00%	1.70%	4.54%	2.90%	4.67%
2023	807	$ 21,887	$ 23.48	$ 48.62	0.00%	1.70%	4.33%	2.67%	4.47%
2022	909	$ 23,837	$ 22.87	$ 46.54	0.00%	1.70%	1.13%	(0.61)%	1.09%
2021	831	$ 21,895	$ 23.01	$ 46.04	0.00%	1.70%	0.00%	(1.54)%	0.17%
2020	992	$ 26,378	$ 23.37	$ 45.96	0.00%	1.70%	0.18%	(1.48)%	0.22%

EQ/Quality Bond PLUS (Class IB)
2024	984	$ 15,298	$ 14.18	$ 20.72	0.50%	1.70%	2.95%	0.00%	1.27%
2023	1,078	$ 16,647	$ 14.18	$ 20.46	0.50%	1.70%	2.02%	2.46%	3.70%
2022	1,218	$ 18,282	$ 13.84	$ 19.73	0.50%	1.70%	0.63%	(11.73)%	(10.68)%
2021	1,353	$ 22,982	$ 15.68	$ 22.09	0.50%	1.70%	0.73%	(3.74)%	(2.60)%
2020	1,535	$ 26,968	$ 16.29	$ 22.68	0.50%	1.70%	1.28%	4.16%	5.44%

EQ/Small Company Index (Class IB)
2024	263	$ 11,926	$ 41.76	$ 48.55	1.15%	1.70%	1.24%	9.23%	9.84%
2023	301	$ 12,508	$ 38.23	$ 44.20	1.15%	1.70%	1.10%	14.80%	15.46%
2022	345	$ 12,425	$ 33.30	$ 38.28	1.15%	1.70%	0.89%	(21.16)%	(20.75)%
2021	373	$ 16,990	$ 42.24	$ 56.52	0.50%	1.70%	0.60%	13.09%	14.48%
2020	435	$ 17,396	$ 37.35	$ 49.37	0.50%	1.70%	1.02%	17.71%	19.14%

Multimanager Technology (Class IB)
2024	419	$ 32,784	$ 73.78	$ 97.52	0.50%	1.70%	0.00%	23.94%	25.46%
2023	513	$ 32,372	$ 59.53	$ 77.73	0.50%	1.70%	0.00%	47.02%	48.79%
2022	570	$ 24,364	$ 40.49	$ 52.24	0.50%	1.70%	0.00%	(38.36)%	(37.61)%
2021	658	$ 45,581	$ 65.69	$ 83.73	0.50%	1.70%	0.00%	18.77%	20.22%
2020	842	$ 49,062	$ 55.31	$ 69.65	0.50%	1.70%	0.12%	50.67%	52.51%

*	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
**

This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment

FSA-49

SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

Options with a date notation indicate the effective date of the Variable Investment Option, without consideration if there were units outstanding as of such date. The total return is calculated for each period indicated from the effective date through the end of the reporting period. Where there are no units outstanding at period-end, the total return is calculated using the current offering price of the unit. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

.

FSA-50